Significant judgments, key assumptions and estimates (Details)	12 Months Ended
Jun. 30, 2019
Business Combination [Member]
Disclosure of financial assets [line items]
Estimation	Business combination - Allocation of acquisition prices
Main assumptions	Assumptions regarding timing, amount of future revenues and expenses, revenue growth, expected rate of return, economic conditions, and discount rate, among other.
Potential implications	Should the assumptions made be inaccurate, the recognized combination may not be correct.
Main references	Note 4 – Acquisitions and dispositions
Cash Generating [Member]
Disclosure of financial assets [line items]
Estimation	Recoverable amounts of cash-generating units (even those including goodwill), associates and assets.
Main assumptions	The discount rate and the expected growth rate before taxes in connection with cash-generating units. The discount rate and the expected growth rate after taxes in connection with associates. Cash flows are determined based on past experiences with the asset or with similar assets and in accordance with the Group's best factual assumption relative to the economic conditions expected to prevail. Business continuity of cash-generating units. Appraisals made by external appraisers and valuators with relation to the assets' fair value, net of realization costs (including real estate assets).
Potential implications	Should any of the assumptions made be inaccurate; this could lead to differences in the recoverable values of cash-generating units.
Main references	Note 10 - Property, plant and equipment Note 12 – Intangible assets
Consolidation [Member]
Disclosure of financial assets [line items]
Estimation	Control, joint control or significant influence
Main assumptions	Judgment relative to the determination that the Group holds an interest in the shares of investees (considering the existence and influence of significant potential voting rights), its right to designate members in the executive management of such companies (usually the Board of directors) based on the investees' bylaws; the composition and the rights of other shareholders of such investees and their capacity to establish operating and financial policies for investees or to take part in the establishment thereof.
Potential implications	Accounting treatment of investments as subsidiaries (consolidation) or associates (equity method)
Main references	Note 2.3 – Scope of consolidation
Estimated Useful Life Of Intangible Assets And Property Plant And Equipment [Member]
Disclosure of financial assets [line items]
Estimation	Estimated useful life of intangible assets and property, plant and equipment
Main assumptions	Estimated useful life of assets based on their conditions.
Potential implications	Recognition of accelerated or decelerated depreciation by comparison against final actual earnings (losses).
Main references	Note 10 - Property, plant and equipment Note 12 - Intangible assets
Fair Value Valuation Of Investment Properties [Member]
Disclosure of financial assets [line items]
Estimation	Fair value valuation of investment properties
Main assumptions	Fair value valuation made by external appraisers and valuators. See Note 10.
Potential implications	Incorrect valuation of investment property values
Main references	Note 9 – Investment properties
Income Tax [Member]
Disclosure of financial assets [line items]
Estimation	Income tax
Main assumptions	The Group estimates the income tax amount payable for transactions where the Treasury's Claim cannot be clearly determined. Additionally, the Group evaluates the recoverability of assets due to deferred taxes considering whether some or all of the assets will not be recoverable.
Potential implications	Upon the improper determination of the provision for income tax, the Group will be bound to pay additional taxes, including fines and compensatory and punitive interest.
Main references	Note 22 – Taxes
Allowance For Doubtful Accounts [Member]
Disclosure of financial assets [line items]
Estimation	Allowance for doubtful accounts
Main assumptions	A periodic review is conducted of receivables risks in the Group's clients' portfolios. Bad debts based on the expiration of account receivables and account receivables' specific conditions.
Potential implications	Improper recognition of charges / reimbursements of the allowance for bad debt.
Main references	Note 16 – Trade and other receivables
Level 2 And 3 Financial Instruments [Member]
Disclosure of financial assets [line items]
Estimation	Level 2 and 3 financial instruments
Main assumptions	Main assumptions used by the Group are: Discounted projected income by interest rate, Values determined in accordance with the shares in equity funds on the basis of its Financial Statements, based on fair value or investment assessments. Comparable market multiple (EV/GMV ratio). Underlying asset price (Market price); share price volatility (historical) and market interest rate (Libor rate curve).
Potential implications	Incorrect recognition of a charge to income / (loss).
Main references	Note 15 – Financial instruments by category
Probability Estimate Of Contingent Liabilities [Member]
Disclosure of financial assets [line items]
Estimation	Probability estimate of contingent liabilities.
Main assumptions	Whether more economic resources may be spent in relation to litigation against the Group, such estimate is based on legal advisors' opinions.
Potential implications	Charge / reversal of provision in relation to a claim.
Main references	Note 20 – Provisions
Qualitative Considerations [Member]
Disclosure of financial assets [line items]
Estimation	Qualitative considerations for determining whether or not the replacement of the debt instrument involves significantly different terms
Main assumptions	The entire set of characteristics of the exchanged debt instruments, and the economic parameters represented therein: Average lifetime of the exchanged liabilities; Extent of effects of the debt terms (linkage to index; foreign currency; variable interest) on the cash flows from the instruments.
Potential implications	Classification of a debt instrument in a manner whereby it will not reflect the change in the debt terms, which will affect the method of accounting recording.
Main references	Note 15 – Financial instruments by category (Financial liabilities)
Biological Assets [Member]
Disclosure of financial assets [line items]
Estimation	Biological assets
Main assumptions	Main assumptions used in valuation are yields, production costs, selling expenses, forwards of sales prices, discount rates.
Potential implications	Wrong recognition/valuation of biological assets. See sensitivities modeled on these parameters in Note 13.
Main references	Note 13 – Biological assets